UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  405 Lexington Ave

	  52nd Floor
          New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 12, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 14
Form 13F Information Table Value Total:  $595,471
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
ACCREDITED HOME LENDERS		COM		00437P107	 53,529 1045900	SH		SOLE		1045900
AFFILIATED MANAGERS GROUP INC	COM		008252108	 19,941 187050	SH		SOLE		187050
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 65,994 819600	SH		SOLE		819600
COMPUCREDIT CORP		COM		20478N100	 106,8302902210	SH		SOLE		2902210
ENCORE CAPITAL GROUP INC	COM		292554102	 14,277 967900	SH		SOLE		967900
FIRST ACCEPTANCE CORP		COM		318457108	 29,708 2233700	SH		SOLE		2233700
FIRST MARBLEHEAD CORP		COM		320771108	 135,1353124500	SH		SOLE		3124500
MONTPELIER RE HLDGS LTD		COM		G62185106	 70,043 4297100	SH		SOLE		4297100
MRU HLDG INC			COM		55348A102	 1,088 	201500	SH		SOLE		201500
NETBANK INC			COM		640933107	 8,847 	1221990	SH		SOLE		1221990
NOVASTAR FINANCIAL INC		COM		669947400	 10,032 300000	SH		SOLE		300000
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 54,768 1169506	SH		SOLE		1169506
PRIMUS GUARANTY LTD		COM		G72457107	 20,149 1807100	SH		SOLE		1807100
SIGNATURE BANK			COM		82669G104	 5,129 	157390	SH		SOLE		157390

